Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                                 March 24, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 34
                       (File No. 333-122922) (CIK 1301362)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on March 23, 2005.

                                Very truly yours,

                                Advisor's Disciplined Trust 34

                                By:  Fixed Income Securities, L.P.


                                By        /s/ ALEX R MEITZNER
                                  ------------------------------------
                                            Alex R. Meitzner
                                           Managing Director






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